Fair Value Measurements (Details)	Jun. 30, 2021 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 316,266,316
Liabilities:
Fair value of warrants outstanding	19,491,000
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	316,266,316
Level 1 | Recurring | Public Warrants
Liabilities:
Fair value of warrants outstanding	11,174,167
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Fair value of warrants outstanding	$ 8,316,833